Income taxes (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Deferred income taxes not recognized on undistributed earnings of subsidiaries	₨ 48,978	₨ 43,442
Exchange Differences on Foreign Currency translations Recognised In Income Statement On Deferred Tax	₨ 490	₨ 10
Effective tax rate	23.00%	25.00%	23.00%
Tax rate effect of tax losses	15.00%
Top of range [member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Effective tax rate	15.00%
Profit Tax Impact [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Uncertain tax positions	₨ 2,935	₨ 2,875